Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation
17.	Share-based Compensation

a)	Description of share option plans
In July 2014, the Group adopted its Global Share Incentive Plan (the “Global Share Plan”), which permits the grant of options, restricted shares and restricted share units of the Company to relevant directors, officers, other employees and consultants of the Group. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the Global Share Plan, is 19,880,315 shares.
In February 2018, the Group adopted its 2018 Share Incentive Plan (the “2018 Plan”) to provide additional incentives to employees, directors and consultants and promote the success of our business. The maximum aggregate number of Class Z Ordinary Shares, which may be issued pursuant to all awards under the 2018 Plan as at December 31, 2020, is 23,367,875 shares.
Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of two to six years and expire in six to seven years.
As of December 31, 2020, total unrecognized compensation expenses related to unvested awards granted under the Global Share Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB 3,787.3 million, which is expected to be recognized over a weighted-average period of 4.5 years and may be adjusted for future changes in estimated forfeitures.

b)	Valuation assumptions
The Group uses binomial option pricing model to determine the fair value of share options. The estimated fair value of each share option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2018	2019	2020
Expected volatility	47.8%-48.4%	49.6%-52.1%	50.1%-55.0%
Weighted average volatility	48.3%	50.8%	51.9%
Expected dividends	—	—	—
Risk-free rate	2.6%-2.8%	1.4%-2.4%	0.4%-0.7%
Contractual term (in years)	6	6	6-7
The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US dollars at the share option grant date.

(c)	Share options activities
The following table presents a summary of the Group’s share options activities for the years ended December 31, 2018, 2019 and 2020:

	Employees	Senior Management	Consultants	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	(In thousands)	(In thousands)	(In thousands)	US$	(In years)	(RMB in thousands)
Outstanding at January 1, 2018	8,124	10,595	700	19,419	0.0001	4.80	880,197
Granted	2,587	620	—	3,207	0.0001
Exercised	(2,387)	(5,543)	(212)	(8,142)	0.0001

Forfeited	(683)	(1,437)	(50)	(2,170)	0.0001

Outstanding at December 31, 2018	7,641	4,235	438	12,314	0.0001	4.46	1,233,028

Outstanding at January 1, 2019	7,641	4,235	438	12,314	0.0001	4.46	1,233,028
Granted	2,464	730	—	3,194	0.0001
Exercised	(1,352)	(710)	(193)	(2,255)	0.0001

Forfeited	(479)	(600)	—	(1,079)	0.0001

Outstanding at December 31, 2019	8,274	3,655	245	12,174	0.0001	4.13	1,581,408

Outstanding at January 1, 2020	8,274	3,655	245	12,174	0.0001	4.13	1,581,408
Granted	6,966	8,700	50	15,716	2.9007
Exercised	(2,784)	(1,643)	(65)	(4,492)	0.0001

Forfeited	(1,101)	—	—	(1,101)	0.4234

Outstanding at December 31, 2020	11,355	10,712	230	22,297	2.0236	5.41	12,177,047

Exercisable at December 31, 2020	830	130	155	1,115	0.0001	2.97	623,376

The weighted average grant date fair value of share options granted for the years ended December 31, 2018, 2019 and 2020 was RMB76.2 (US$11.7), RMB104.4 (US$15.0) and RMB262.0 (US$38.8) per share, respectively.
It is the Group’s policy to issue new shares upon exercise of share options. The aggregate number of Class Z Ordinary Shares available for future grant under the Global Share Plan and the 2018 Plan was 6,062,751 as of December 31, 2020.